Basis of Preparation - Summary of Redesignation Of Financial Assets At Date Of Initial Application Of IFRS 17 (Details) ₩ in Millions	Jan. 01, 2022 KRW (₩)
Financial assets at fair value through profit or loss, category [member]
Re-designation of financial assets at date of initial application of IFRS 17 [line items]
Measurement categories before the re-evaluation of the business models	Financial assets at fair value through profit or loss
Measurement categories after the re-evaluation of the business models	Financial assets at fair value through other comprehensive income
Carrying amount before the re-evaluation of the business models	₩ 106,412
Carrying amount after the re-evaluation of the business models	₩ 106,412
Loans Measured at Amortized Cost [Member]
Re-designation of financial assets at date of initial application of IFRS 17 [line items]
Measurement categories before the re-evaluation of the business models	Loans measured at amortized cost
Measurement categories after the re-evaluation of the business models	Financial assets at fair value through other comprehensive income
Carrying amount before the re-evaluation of the business models	₩ 134,811
Carrying amount after the re-evaluation of the business models	₩ 126,674
Securities Measured at Amortized Cost [Member]
Re-designation of financial assets at date of initial application of IFRS 17 [line items]
Measurement categories before the re-evaluation of the business models	Securities measured at amortized cost
Measurement categories after the re-evaluation of the business models	Financial assets at fair value through other comprehensive income
Carrying amount before the re-evaluation of the business models	₩ 22,389,536
Carrying amount after the re-evaluation of the business models	₩ 18,068,804